Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2025
Earnings per share [abstract]
Schedule of Calculation of Earnings Per Share

The calculation of earnings per share is as follows:

	Year ended September 30,
	2025	2024	2023
Weighted number of outstanding shares	186,507,512	187,599,357	182,721,369
Number of shares with dilutive effects	—	—	—
Weighted number of outstanding shares (diluted and undiluted)	186,507,512	187,599,357	182,721,369

Profit attributable to ordinary shareholders	348,327	191,602	75,022
Basic	1.87	1.02	0.41
Diluted	1.87	1.02	0.41